UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 12 Havemeyer Place
         First Floor
         Greenwich, CT  06830

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

     /s/  Christine Glick     Greenwich, CT     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $204,615 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     5328   305485 SH       SOLE                   305485        0        0
ALVARION LTD                   SHS              M0861T100     8038  1383457 SH       SOLE                  1383457        0        0
ALVARION LTD                   SHS              M0861T100     2011   346106 SH       SOLE                   346106        0        0
AMAZON COM INC                 COM              023135106     6789    93300 SH  Put  SOLE                    93300        0        0
AMAZON COM INC                 COM              023135106     4475    61500 SH  Put  SOLE                    61500        0        0
ARRIS GROUP INC                COM              04269Q100     6769   875693 SH       SOLE                   875693        0        0
ARRIS GROUP INC                COM              04269Q100     1693   219076 SH       SOLE                   219076        0        0
BANK OF AMERICA CORPORATION    COM              060505104     9016   257598 SH       SOLE                   257598        0        0
BB&T CORP                      COM              054937107     2079    55000 SH       SOLE                    55000        0        0
BIGBAND NETWORKS INC           COM              089750509     4989  1352044 SH       SOLE                  1352044        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     7303   290267 SH       SOLE                   290267        0        0
CAPITOL FED FINL               COM              14057C106     1330    30000 SH       SOLE                    30000        0        0
COMCAST CORP NEW               CL A             20030N101     6398   325924 SH       SOLE                   325924        0        0
DORAL FINL CORP                COM NEW          25811P886     2329   213282 SH       SOLE                   213282        0        0
FIRST BANCORP P R              COM              318672102     2636   238339 SH       SOLE                   238339        0        0
FIRST SOLAR INC                COM              336433107    14263    75500 SH  Put  SOLE                    75500        0        0
HARMONIC INC                   COM              413160102     2697   319127 SH       SOLE                   319127        0        0
ING PRIME RATE TR              SH BEN INT       44977W106     1535   353582 SH       SOLE                   353582        0        0
ING PRIME RATE TR              SH BEN INT       44977W106     5981  1378132 SH       SOLE                  1378132        0        0
ISHARES TR                     DJ US REAL EST   464287739    14346   231578 SH       SOLE                   231578        0        0
JPMORGAN & CHASE & CO          COM              46625H100    10265   219800 SH  Put  SOLE                   219800        0        0
JPMORGAN & CHASE & CO          COM              46625H100     7001   149921 SH       SOLE                   149921        0        0
MELLANOX TECHNOLOGIES LTD      SHS              M51363113     6873   665303 SH       SOLE                   665303        0        0
MOBILE MINI INC                COM              60740F105     1450    75000 SH       SOLE                    75000        0        0
NUVEEN FLOATING RATE INCOME    COM              67072T108     8710  1135608 SH       SOLE                  1135608        0        0
POPULAR INC                    COM              733174106     4067   490616 SH       SOLE                   490616        0        0
PUBLIC STORAGE                 COM              74460D109     9001    90913 SH       SOLE                    90913        0        0
RESEARCH IN MOTION LTD         COM              760975102     1632    23900 SH       SOLE                    23900        0        0
RESEARCH IN MOTION LTD         COM              760975102     2589    37900 SH  Put  SOLE                    37900        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     5967   300000 SH       SOLE                   300000        0        0
SKYWEST INC                    COM              830879102     4501   281635 SH       SOLE                   281635        0        0
SPDR TR                        UNIT SER 1       78462F103     5800    50000 SH       SOLE                    50000        0        0
TIME WARNER CABLE INC          CL A             88732J108     7505   310109 SH       SOLE                   310109        0        0
UNITED GUARDIAN INC            COM              910571108     1574   149184 SH       SOLE                   149184        0        0
VISTAPRINT LIMITED             SHS              G93762204     2950    89820 SH       SOLE                    89820        0        0
WELLS FARGO & CO NEW           COM              949746101     7219   192358 SH       SOLE                   192358        0        0
WELLS FARGO & CO NEW           COM              949746101     7506   200000 SH  Put  SOLE                   200000        0        0